Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000085712
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085710
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	$ 23,542	$ 22,536	$ 23,405	$ 22,677	$ 21,754	$ 21,496	$ 20,490	$ 18,734	$ 19,294	$ 20,164	$ 20,657	$ 19,986	$ 18,846	$ 19,036	$ 18,708	$ 18,147	$ 18,594	$ 17,366	$ 18,136	$ 16,957	$ 15,821	$ 17,442	$ 18,203	$ 16,864	$ 18,463	$ 18,450	$ 20,121	$ 19,584	$ 20,092	$ 21,214	$ 20,345	$ 20,800	$ 19,685	$ 20,538	$ 20,039	$ 19,687	$ 19,398	$ 19,122	$ 18,272	$ 17,683	$ 17,242	$ 17,415	$ 16,706	$ 14,813	$ 15,281	$ 15,827	$ 14,836	$ 14,159	$ 13,794	$ 13,158	$ 11,862	$ 13,672	$ 14,934	$ 15,025	$ 14,588	$ 14,193	$ 13,841	$ 13,552	$ 13,835	$ 13,767	$ 12,916	$ 13,707	$ 13,238	$ 13,066	$ 12,685	$ 11,769	$ 12,737	$ 12,594	$ 13,592	$ 13,517	$ 13,352	$ 12,948	$ 12,954	$ 12,873	$ 12,727	$ 13,010	$ 13,573	$ 12,892	$ 12,720	$ 12,450	$ 12,219	$ 11,951	$ 11,934	$ 11,655	$ 11,611	$ 11,370	$ 11,204	$ 11,086	$ 10,787	$ 10,533	$ 10,287	$ 10,141	$ 10,341	$ 10,286	$ 10,278	$ 9,861	$ 9,973	$ 9,917	$ 9,763	$ 9,142	$ 9,211	$ 9,797	$ 9,972	$ 10,022	$ 9,286	$ 9,642	$ 10,325	$ 10,143	$ 10,384	$ 10,349	$ 10,112	$ 10,272	$ 9,704	$ 9,883	$ 10,045	$ 9,848	$ 9,784	$ 10,057	$ 9,840	$ 10,000
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	23,542	22,536	23,405	22,677	21,754	21,496	20,490	18,734	19,294	20,164	20,657	19,986	18,846	19,036	18,708	18,147	18,594	17,366	18,136	16,957	15,821	17,442	18,203	16,864	18,463	18,450	20,121	19,584	20,092	21,214	20,345	20,800	19,685	20,538	20,039	19,687	19,398	19,122	18,272	17,683	17,242	17,415	16,706	14,813	15,281	15,827	14,836	14,159	13,794	13,158	11,862	13,672	14,934	15,025	14,588	14,193	13,841	13,552	13,835	13,767	12,916	13,707	13,238	13,066	12,685	11,769	12,737	12,594	13,592	13,517	13,352	12,948	12,954	12,873	12,727	13,010	13,573	12,892	12,720	12,450	12,219	11,951	11,934	11,655	11,611	11,370	11,204	11,086	10,787	10,533	10,287	10,141	10,341	10,286	10,278	9,861	9,973	9,917	9,763	9,142	9,211	9,797	9,972	10,022	9,286	9,642	10,325	10,143	10,384	10,349	10,112	10,272	9,704	9,883	10,045	9,848	9,784	10,057	9,840	10,000
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Account Value	$ 22,817	22,594	21,639	22,382	21,677	20,927	20,693	19,722	18,059	18,632	19,427	19,969	19,345	18,323	18,678	18,277	17,732	18,142	16,925	17,420	16,066	15,052	16,592	17,359	16,208	17,765	17,682	19,136	18,728	19,185	20,195	19,270	19,799	18,905	19,647	19,186	18,890	18,777	18,412	17,675	17,104	16,686	16,861	16,174	14,285	14,777	15,265	14,379	13,828	13,465	12,878	11,745	13,477	14,751	14,909	14,456	14,121	13,725	13,408	13,694	13,682	12,848	13,607	13,156	12,989	12,625	11,767	12,645	12,525	13,526	13,429	13,341	12,941	12,980	12,970	12,799	13,083	13,642	12,947	12,774	12,516	12,279	12,006	11,990	11,701	11,675	11,386	11,186	11,028	10,738	10,486	10,211	10,124	10,324	10,260	10,249	9,819	9,974	9,930	9,769	9,161	9,252	9,852	9,999	10,062	9,306	9,671	10,365	10,153	10,401	10,361	10,106	10,265	9,697	9,820	10,006	9,807	9,759	10,022	9,833	10,000
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Account Value	$ 22,817	$ 22,594	$ 21,639	$ 22,382	$ 21,677	$ 20,927	$ 20,693	$ 19,722	$ 18,059	$ 18,632	$ 19,427	$ 19,969	$ 19,345	$ 18,323	$ 18,678	$ 18,277	$ 17,732	$ 18,142	$ 16,925	$ 17,420	$ 16,066	$ 15,052	$ 16,592	$ 17,359	$ 16,208	$ 17,765	$ 17,682	$ 19,136	$ 18,728	$ 19,185	$ 20,195	$ 19,270	$ 19,799	$ 18,905	$ 19,647	$ 19,186	$ 18,890	$ 18,777	$ 18,412	$ 17,675	$ 17,104	$ 16,686	$ 16,861	$ 16,174	$ 14,285	$ 14,777	$ 15,265	$ 14,379	$ 13,828	$ 13,465	$ 12,878	$ 11,745	$ 13,477	$ 14,751	$ 14,909	$ 14,456	$ 14,121	$ 13,725	$ 13,408	$ 13,694	$ 13,682	$ 12,848	$ 13,607	$ 13,156	$ 12,989	$ 12,625	$ 11,767	$ 12,645	$ 12,525	$ 13,526	$ 13,429	$ 13,341	$ 12,941	$ 12,980	$ 12,970	$ 12,799	$ 13,083	$ 13,642	$ 12,947	$ 12,774	$ 12,516	$ 12,279	$ 12,006	$ 11,990	$ 11,701	$ 11,675	$ 11,386	$ 11,186	$ 11,028	$ 10,738	$ 10,486	$ 10,211	$ 10,124	$ 10,324	$ 10,260	$ 10,249	$ 9,819	$ 9,974	$ 9,930	$ 9,769	$ 9,161	$ 9,252	$ 9,852	$ 9,999	$ 10,062	$ 9,306	$ 9,671	$ 10,365	$ 10,153	$ 10,401	$ 10,361	$ 10,106	$ 10,265	$ 9,697	$ 9,820	$ 10,006	$ 9,807	$ 9,759	$ 10,022	$ 9,833	$ 10,000